Income Taxes (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of deferred tax assets
Significant components of deferred tax assets are as follows:

	Years Ended December 31,
	2011	2010
Loss carry forwards	$55,998	$46,089

Other	606	701
Total deferred tax asset	56,604	46,790

Valuation allowance	(56,604)	(46,790)
Total deferred tax asset, net	$--	$--

Schedule of effective income tax rate reconciliation
The following table accounts for the differences between the expected federal tax benefit (based on the statutory U.S. federal income tax rate of 34%) and the actual tax provision:

	Years Ended December 31,
	2011	2010

Expected federal tax benefit	(34)%	(34)%
Permanet Items	8.9%	26.3%
Net operating loss utilized or expired	3.6%	5.5%
Increase (decrease) in valuation allowance and others	21.6%	2.3%
Total tax provision	0%	0%